Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Summary of Convertible Preferred Stock
Convertible preferred stock consisted of the following as of June 30, 2021:

	Issuance Dates	Shares Issued and Outstanding	Common Stock Issuable Upon Conversion
Series A	August 2019	934,803	934,803
Series A	June 2020	209,658	209,658
Series A	November 2020	1,434,057	1,434,057

Convertible preferred stock consisted of the following as of December 31, 2020 (in thousands, except share and per share amounts):

	Issuance Dates	Shares Issued and Outstanding	Common Stock Issuable Upon Conversion
Series A	August 2019	934,803	934,803
Series A	June 2020	209,658	209,658
Series A	November 2020	1,434,057	1,434,057